Offerings - Offering: 1	May 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	5,798,319
Maximum Aggregate Offering Price	$ 22,932,351.65
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,510.94
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR (File No. 333-284318) filed with the Securities and Exchange Commission on January 16, 2025. Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant's common stock as reported on the New York Stock Exchange on May 27, 2025, which was $3.96.